Capital assets (Tables)	12 Months Ended
Dec. 31, 2019
Capital assets.
Schedule of changes in Vermilion's capital assets

The following table reconciles the change in Vermilion’s capital assets:

	2019	2018
Balance at January 1	5,316,873	3,337,965
Acquisitions	38,472	1,975,327
Additions	486,677	503,842
Increase in right-of-use assets	12,348	98,343
Transfers from exploration and evaluation assets	27,918	29,615
Impairment	(46,056)	—
Depletion and depreciation	(657,863)	(605,994)
Changes in asset retirement obligations	(10,354)	(100,876)
Foreign exchange	(152,395)	78,651
Balance at December 31	5,015,620	5,316,873

Cost	9,604,933	9,202,604
Accumulated depletion, depreciation, and impairment	(4,589,313)	(3,885,731)
Carrying amount at December 31	5,015,620	5,316,873

Summary of carrying balance and depreciation charge relating to right-of-use assets

Right-of-use assets

The following table discloses the carrying balance and depreciation charge relating to right-of-use assets by class of underlying asset as at and for the year ended December 31, 2019:

	As at Dec 31, 2019		As at Dec 31, 2018
($M)	Depreciation	Balance	Depreciation	Balance
Office space	9,745	53,777	9,119	62,279
Gas processing facilities	7,089	34,701	5,491	41,788
Oil storage facilities	2,633	16,803	2,728	20,758
Vehicles and equipment	3,209	10,327	2,020	9,121
Total	22,676	115,608	19,358	133,946

Schedule of price estimates as issued by Sproule

NBP (€/mmbtu)	2020	2021	2022	2023	2024	2025	2026	2027	2028	2029
Sproule	5.58	5.51	5.54	5.65	5.77	5.88	6.00	6.12	6.24	6.37